As filed with the Securities and Exchange Commission on August 22, 2018.

No. 333-201473

No. 811-22926

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 155	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 157	[x]

Innovator ETFs Trust II

(Exact Name of Registrant as Specified in Charter)

120 North Hale Street, Suite 200
Wheaton, Illinois 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

H. Bruce Bond

Innovator ETFs Trust II

120 North Hale Street, Suite 200
Wheaton, Illinois 60187

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

It is proposed that this filing will become effective (check appropriate box):

 [X]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

 [   ]     On (date) pursuant to paragraph (b) of Rule 485.

 [   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

 [   ]     On (date) pursuant to paragraph (a) of Rule 485.

 [   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

 [   ]     On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

 [   ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to the Innovator S&P Investment Grade Preferred ETF, a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on August 22, 2018.

Innovator ETFs Trust II

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	August 22, 2018
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	August 22, 2018
John Southard

Mark Berg*	) Trustee )
	)	By: /s/ H. Bruce Bond
Joe Stowell*	) Trustee )	H. Bruce Bond Attorney-In-Fact
	)	August 22, 2018

Brian J. Wildman*	) Trustee )
)

*

An original power of attorney authorizing Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(101)     Risk/return summary in interactive data format

[On Chapman and Cutler LLP Letterhead]

August 22, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust II
(Registration Nos. 333-201473, 811-22926)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the “Act”), the Registrant’s Post-Effective Amendment No. 155 to its registration statement (the “Amendment”). The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 154 to the Registrant’s registration statement, as filed with the Securities and Exchange Commission on July 30, 2018.

We have reviewed the Amendment, and we represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Act.

If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L. Draney

Enclosures